Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions

During the years ended December 31, 2015 and 2016, related party transactions were as follows:

	Years Ended December 31
	2014	2015	2016	2016
	RMB	RMB	RMB	US$
One-time commissions
Investees of Shanghai Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	57,167,835	1,601,930	65,975,239	9,502,410
Investees of Gopher Asset Management Co., Ltd.	31,431,057	87,103,829	29,143,028	4,197,469
Investees of Gopher Capital GP Ltd.	21,610,352	163,062,723	42,830,956	6,168,941
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd., a consolidated VIE of the Company	16,899,267	90,178,715	14,709,830	2,118,656
Wanjia Win-Win	13,728,697	126,706	—	—
Investee funds of Wuhu Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	13,383,558	20,569,000	166,757,151	24,018,026
Investees of Shanghai Gopher Fangduoduo Investment Management Co., Ltd., a consolidated VIE of the Company	—	—	1,129,717	162,713
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a consolidated VIE of the Company	6,828,836	65,958,819	—	—
Investee funds of Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd., a consolidated VIE of the Company	3,594,621	—	—	—
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	3,169,064	—	—	—
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	2,971,000	—	—	—
Investee funds of Hangzhou Vanke Investment Management Co., Ltd., a consolidated VIE of the Company	2,637,579	—	—	—
One-time commissions earned from funds subscribed by shareholders	2,639,607	85,769	895,812	129,024
Investee funds of Tianjin Gopher Asset Management Co., Ltd.	2,487,443	—	—	—
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	1,531,599	—	—	—
Gopher RE Credit Fund SP	764,235	—	—	—
Shaoxing Sequoia Huiyuan Capital Investment Fund (Limited Partnership)	99,035	—	—	—
Total one-time commissions	180,943,785	428,687,491	321,441,733	46,297,239
Recurring services fee
Investees of Shanghai Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	71,238,249	17,368,889	226,486,527	32,620,845
Investee funds of Gopher Asset Management Co., Ltd.	97,310,324	109,191,795	128,636,314	18,527,483
Wanjia Win-Win	94,493,711	44,791,972	7,440,558	1,071,663
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	79,651,065	51,807,324	79,315,287	11,423,777
Investees of Shanghai Gopher Investment Management Co., Ltd., a consolidated VIE of the Company	—	—	16,870,674	2,429,882
Sequoia Capital Investment Management (Tianjin) Co., Ltd.	52,667,224	47,850,038	42,404,469	6,107,514
Investee funds of Hangzhou Vanke Investment Management Co., Ltd., a consolidated VIE of the Company	37,336,074	3,774,933	2,598,464	374,257
Investees of Gopher Capital GP Ltd.	31,373,962	116,225,782	164,488,522	23,691,275
Investee funds of Tianjin Gopher Asset Management Co., Ltd.	25,155,045	25,043,197	34,939,104	5,032,278
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a consolidated VIE of the Company	20,343,486	148,421,108	—	—
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	15,728,463	7,824,920	5,448,537	784,753
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd., a consolidated VIE of the Company	10,327,189	2,682,159	5,567,900	801,944
Wuhu Bona	7,040,886	8,842,927	7,728,080	1,113,075
Hangzhou Sequoia Heyuan Capital Investment Fund (Limited Partnership)	5,587,347	—	—	—
Beijing Sequoia Heyuan Capital Investment Fund (Limited Partnership)	5,238,138	—	—	—
Investee funds of Shanghai Gopher Zhengda Damuzhi Investment Management Co., Ltd., a consolidated VIE of the Company	4,920,036	4,498,656	—	—
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd.	1,136,429	38,343,622	44,415,932	6,397,225
Recurring services fee earned from funds subscribed by shareholders	368,473	7,812,281	1,553,624	223,768
Investee funds of Noah Holdings (Hong Kong) Limited	155,662	—	—	—
Investee funds of Kunming Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	—	433,772	1,109,537	159,807
Investees of Shanghai Gopher Fangduoduo Investment Management Co., Ltd., a consolidated VIE of the Company	—	—	3,703,044	533,349
Investees of Shanghai Gopher NuoTie Investment Management Co., Ltd., a consolidated VIE of the Company			2,309,209	332,595
Investees of Shanghai Gopher Yuanhao Investment Management Co., Ltd., a consolidated VIE of the Company			710,544	102,340
Total recurring services fee	560,071,763	634,913,375	775,726,326	111,727,830
Performance-based income
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd., a consolidated VIE of the Company	57,659	23,085,688	4,711,247	678,559
Investee funds of Gopher Capital GP Ltd., a subsidiary	—	—	380,167	54,756
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd., a consolidated VIE of the Company	—	10,700,504	—	—
Investee funds of Gopher Asset Management Co., Ltd.	65,100,808	—	6,039,336	869,845
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a consolidated VIE of the Company	7,044,583	5,690,366	—	—
Investee funds of Wuhu Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	—	14,348,735	16,110,757	2,320,432
Wanjia Win-Win	4,139,003	—	6,913,756	995,788
Investee funds of Kunshan Jingzhao Equity Investment Management Limited	—	—	649,764	93,586
Investee of Shanghai Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	—	—	4,695,355	676,272
Total performance-based income	76,342,053	53,825,293	39,500,382	5,689,238
Other service fee
Investee funds of Gopher Asset Management Co., Ltd.	961,173	—	—	—
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a consolidated VIE of the Company	89,443	—	—	—
Wanjia Win-Win	573,540	—	—	—
Investee funds of Shanghai Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	303,005	—	—	—
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd., a consolidated VIE of the Company	12,678	—	—	—
Investee funds of Hangzhou Vanke Investment Management Co., Ltd., a consolidated VIE of the Company	63,679	—	—	—
Other services subscribed by shareholders	15,825	554,596	1,706,065	245,724
Yiwu Xinguang Equity Investment Fund Management Co., Ltd.	9,367	—	—	—
Kunshan Jingzhao	8,090	—	—	—
Investee funds of Gopher Capital GP Ltd., a subsidiary	—	5,210	81,858	11,790
Total other service fee	2,036,800	559,806	1,787,923	257,514
Total	819,394,401	1,117,985,965	1,138,456,364	163,971,821

Amounts Due from Related Parties

As of December 31, 2015 and 2016, amounts due from related parties associated with the above transactions were comprised of the following:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Wanjia Win-Win	30,687,837	9,702,246	1,397,414
Investee funds of Wuhu Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	18,428,721	158,270,393	22,795,678
Investee funds of Gopher Capital GP Ltd., a subsidiary	50,617,764	50,043,708	7,207,793
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	20,322,711	10,193,071	1,468,108
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a consolidated VIE of the Company	33,423,362	—	—
Investee funds of Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	61,364,006	76,730,690	11,051,518
Investee funds of Hangzhou Vanke Investment Management Co., Ltd., a consolidated VIE of the Company	935,529	375,130	54,030
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd., a consolidated VIE of the Company	9,629,670	24,635,070	3,548,188
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd., a consolidated VIE of the Company	76,647	—	—
Investee funds of Wuhu Gopher Yintai Investment Management Co., Ltd., a consolidated VIE of the Company	22,657	—	—
Investee funds of Tianjin Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	1,473,097	5,679,578	818,029
Investee funds of Kunming Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	50,202	30,391	4,377
Investee funds of Shanghai Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	209,830	75,685,406	10,900,966
Wuhu Bona Film Investment Management Co., Ltd.	1,180,268	4,996,325	719,621
Investees of Shanghai Gopher Fangduoduo Investment Management Co., Ltd., a consolidated VIE of the Company	—	3,828,248	551,382
Investees of Shanghai Gopher Nuo Tie Investment Management Co., Ltd., a consolidated VIE of the Company	—	2,424,197	349,157
Yiwu Xinguang Equity Investment Fund Management Co., Ltd.	—	4,009,600	577,503
Investees of Noah Holdings (Hong Kong) Limited		5,346,413	770,044
Other funds managed by the Group and affiliates	9,813,967	6,889,076	992,233
Total	238,236,268	438,839,542	63,206,041

Deferred Revenues Related to Recurring Management Fee Received in Advance from Related Parties

As of December 31, 2015 and 2016, deferred revenues related to the recurring management fee received in advance from related parties were comprised of the following:

	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Investee funds of Shanghai Gopher Languang Investment Management Co., Ltd., a consolidated VIE of the Company	10,911,322	—	—
Investee funds of Wuhu Gopher Asset Management Co., Ltd.	28,000	8,881,566	1,279,212
Wanjia Win-Win	69,956	542,734	78,170
Investee funds of Gopher Asset Management Co., Ltd.	12,871,000	2,438,991	351,288
Investee funds of Hangzhou Vanke Investment Management Co., Ltd., a consolidated VIE of the Company	140,676	—	—
Investee funds of Kunshan Jingzhao Equity Investment Management Co., Ltd.	7,338	—	—
Fund Managed by Gopher Nuobao (Shanghai) Asset Management Co., Ltd., a consolidated VIE of the Company	5,247,490	—	—
Investee funds of Chongqing Gopher Longxin Equity Investment Management Co., Ltd., a consolidated VIE of the Company	36,472	12,848	1,851
Investee funds of Shanghai Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	28,000	—	—
Investee funds of Gopher Capital GP Ltd., a subsidiary	2,669,774	981,329	141,341
Investee of Tianjin Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	—	194,335	27,990
Investee of Wuhu Gopher Asset Management Co., Ltd., a consolidated VIE of the Company	—	16,766,477	2,414,874
Total	32,010,028	29,818,280	4,294,726